[ Janus Letterhead ]

February 28, 2018

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	CLAYTON STREET TRUST (the “Registrant”)

1933 Act File No. 333-208542

1940 Act File No. 811-23121

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 4 and Amendment No. 5 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed pursuant to Rule 485(a)(1) of Regulation C under the 1933 Act. The Amendment relates to the following series:

•	Protective Life Dynamic Allocation Series – Conservative Portfolio
•	Protective Life Dynamic Allocation Series – Moderate Portfolio
•	Protective Life Dynamic Allocation Series – Growth Portfolio

As indicated on the facing page of the Amendment, the Registrant has specified that the Amendment is to become effective on April 30, 2018.

If you have any questions regarding this filing, please call me at (303) 336-7823.

Respectfully,

/s/ Byron Hittle

Byron Hittle

Assistant Secretary

Enclosures (via EDGAR only)

cc:	Kathryn Santoro, Esq.